SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2022
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years
Share options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	2 years
Share options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years
Options to restricted shares | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	2 years
Options to restricted shares | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years